Kimberly Karcewski Vargo 202.346.4304 KVargo@ goodwinprocter.com	Goodwin Procter LLP Counselors at Law 901 New York Avenue NW Washington, DC 20001 T: 202.346.4000 F: 202.346.4444

September 16, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Van Eck Funds (the “Registrant”)
Post-Effective Amendment No. 116 to Registration Statement on Form N-1A
File Nos. 002-97596; 811-04297

Ladies and Gentlemen:

In connection with the registration of the Registrant under the Investment Company Act of 1940 (the “1940 Act”) and the issuance of an indefinite number of its securities under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing on EDGAR pursuant to Rule 485(a) under the 1933 Act Post-Effective Amendment No. 116 and Amendment No. 117 under the 1940 Act to the Registrant’s Registration Statement on Form N-1A.

The purpose of the filing is to register a new series of the Registrant, Long/Short Equity Fund.

Should you have any questions, please contact me at (202) 346-4304.

Very truly yours,

/s/ Kimberly K. Vargo

Kimberly K. Vargo